Investments	12 Months Ended
Dec. 31, 2020
Disclosure of investments accounted for using equity method [text block] [Abstract]
Investments
6.	Investments

($000s)	January 1, 2020	Disposition	Fair value through other comprehensive loss	Loss of associates	Additions	December 31, 2020

Current assets:
Investment in marketable securities	3,032	-	794	-	-	3,826

Non-current assets:
Investment in associate	2,361	-	-	(187)	437	2,611

($000s)	January 1, 2019	Disposition	Fair value through other comprehensive loss	Loss of associates	Additions	December 31, 2019

Current assets:
Investment in marketable securities	2,858	(110)	284	-	-	3,032

Non-current assets:
Investment in associate	2,460	-	-	(200)	101	2,361

The Company holds common shares of several mining companies that were received as consideration for optioned mineral properties and other short-term investments, including one gold exchange traded receipt. These financial assets are recorded at fair value of $3.8 million (December 31, 2019 - $3.0 million) in the consolidated statements of financial position. At December 31, 2020, the Company revalued its holdings in its investments and recorded a fair value increase of $0.8 million on the statement of comprehensive loss. During 2019, the Company disposed its holdings in one investment with a fair value of $0.1 million.

Investment in associate relates to Paramount Gold Nevada Corp (“Paramount”). As at December 31, 2020, the Company holds 7.42% (December 31, 2019 – 8.16%) interest in Paramount for which it accounts using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount’s board of directors. During 2020, the Company recorded its proportionate share of Paramount’s net loss of $0.2 million (2019 – $0.2 million) within equity loss of associate on the consolidated statements of operations and comprehensive loss. As at December 31, 2020, the carrying value of the Company’s investment in Paramount was $2.6 million (December 31, 2019 - $2.4 million).

In June 2020, the Company participated in a non-brokered registered direct offering and purchased 288,460 common shares of Paramount at US$1.04 per common share for a total of $0.4 million.